GOODWILL AND OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS, NET
NOTE 6:-	GOODWILL AND OTHER INTANGIBLE ASSETS, NET

Changes in the carrying amount of goodwill:

	December 31,
	2022	2023

Balance as of beginning of the year	$123,717	$153,241
Goodwill acquired	29,524	-

Closing balance	$153,241	$153,241

The composition of intangible assets is as follows:

	December 31,
	2022	2023

Original amount:

Technology	$55,922	$55,922
Customer relationships	9,586	9,586
Other	664	732

	66,172	66,240

Less - accumulated amortization	38,664	46,038

Intangible assets, net	$27,508	$20,202

Amortization expense amounted to $5,810, $6,655 and $7,374 for the years ended December 31, 2021, 2022, and 2023, respectively.

As of December 31, 2023, the weighted-average remaining useful lives (in years) of Technology and Customer relationships was 3.1 and 8.0, respectively.

The estimated future amortization expense of intangible assets as of December 31, 2023 is as follows:

2024	7,340
2025	4,907
2026	3,490
2027	2,563
2028 and thereafter	1,902

$20,202